First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobile Components — 3.3%
34,826	Aptiv PLC (a)	$3,036,827
442,892	BorgWarner, Inc.	16,342,715
219,776	Gentex Corp.	6,303,176
106,577	Lear Corp.	13,829,431
		39,512,149
	Automobiles — 5.3%
1,151,615	Ford Motor Co.	11,228,246
542,284	General Motors Co.	15,292,409
540,810	Harley-Davidson, Inc.	14,520,749
28,575	Tesla, Inc. (a)	5,739,003
187,930	Thor Industries, Inc.	16,524,685
		63,305,092
	Broadline Retail — 6.4%
84,380	Amazon.com, Inc. (a)	11,230,134
420,695	Coupang, Inc. (a)	7,151,815
77,851	eBay, Inc.	3,054,095
682,393	Kohl’s Corp.	15,387,962
1,539,950	Macy’s, Inc.	18,756,591
229,763	Nordstrom, Inc.	3,212,087
231,637	Ollie’s Bargain Outlet Holdings, Inc. (a)	17,891,642
		76,684,326
	Commercial Services & Supplies — 2.3%
165,967	Copart, Inc. (a)	7,222,884
852,055	Driven Brands Holdings, Inc. (a)	9,696,386
171,646	RB Global, Inc.	11,225,648
		28,144,918
	Consumer Staples Distribution & Retail — 2.3%
100,212	BJ’s Wholesale Club Holdings, Inc. (a)	6,826,441
25,329	Costco Wholesale Corp.	13,992,753
67,168	Dollar Tree, Inc. (a)	7,461,693
		28,280,887
	Distributors — 1.3%
23,786	Genuine Parts Co.	3,065,064
288,907	LKQ Corp.	12,688,795
		15,753,859
	Diversified Consumer Services — 2.6%
87,776	Bright Horizons Family Solutions, Inc. (a)	6,500,690
61,175	Grand Canyon Education, Inc. (a)	7,238,838
249,137	H&R Block, Inc.	10,227,074
1,297,944	Mister Car Wash, Inc. (a)	6,749,309
		30,715,911
Shares	Description	Value

	Entertainment — 3.5%
172,260	Live Nation Entertainment, Inc. (a)	$13,784,245
9,094	Netflix, Inc. (a)	3,743,909
742,652	Playtika Holding Corp. (a)	6,238,277
92,490	Spotify Technology S.A. (a)	15,238,652
316,107	Warner Bros Discovery, Inc. (a)	3,142,104
		42,147,187
	Ground Transportation — 3.7%
39,804	Avis Budget Group, Inc. (a)	6,480,091
1,459,496	Hertz Global Holdings, Inc. (a)	12,303,552
1,017,794	Lyft, Inc., Class A (a)	9,333,171
388,754	Uber Technologies, Inc. (a)	16,825,273
		44,942,087
	Hotels, Restaurants & Leisure — 18.5%
78,198	Airbnb, Inc., Class A (a)	9,250,041
285,478	Aramark	7,687,922
5,784	Booking Holdings, Inc. (a)	16,134,815
235,150	Boyd Gaming Corp.	12,992,037
231,447	Caesars Entertainment, Inc. (a)	9,232,421
1,865	Chipotle Mexican Grill, Inc. (a)	3,622,203
58,377	Choice Hotels International, Inc.	6,450,658
29,576	Churchill Downs, Inc.	3,248,628
23,956	Darden Restaurants, Inc.	3,486,317
28,331	Domino’s Pizza, Inc.	9,603,926
607,315	DraftKings, Inc., Class A (a)	16,774,040
104,076	Expedia Group, Inc. (a)	9,917,402
71,430	Hilton Worldwide Holdings, Inc.	10,823,788
32,372	Hyatt Hotels Corp., Class A	3,316,188
90,954	Marriott International, Inc., Class A	17,150,286
142,122	Marriott Vacations Worldwide Corp.	12,771,083
194,541	MGM Resorts International	6,793,372
867,926	Norwegian Cruise Line Holdings Ltd. (a)	11,803,794
779,034	Penn Entertainment, Inc. (a)	15,370,341
194,033	Royal Caribbean Cruises Ltd. (a)	16,440,416
35,721	Texas Roadhouse, Inc.	3,627,110
93,453	Travel + Leisure Co.	3,180,206
168,204	Wendy’s (The) Co.	3,199,240
19,086	Wingstop, Inc.	3,488,348
49,369	Wyndham Hotels & Resorts, Inc.	3,574,316
37,142	Wynn Resorts Ltd.	3,260,325
		223,199,223
	Household Durables — 9.0%
166,354	D.R. Horton, Inc.	17,367,358
67,986	Garmin Ltd.	6,970,605
422,183	Leggett & Platt, Inc.	9,891,748
159,297	Lennar Corp., Class A	16,993,804

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
1,784	NVR, Inc. (a)	$9,656,114
241,445	PulteGroup, Inc.	17,767,937
330,027	Tempur Sealy International, Inc.	13,177,978
241,724	Toll Brothers, Inc.	17,092,304
		108,917,848
	Leisure Products — 2.3%
137,348	Polaris, Inc.	11,869,614
370,784	YETI Holdings, Inc. (a)	15,765,736
		27,635,350
	Media — 6.3%
458,450	Fox Corp., Class A	13,932,296
249,535	Interpublic Group of (The) Cos., Inc.	7,086,794
702,242	Liberty Media Corp.-Liberty SiriusXM (a)	17,240,041
171,132	News Corp., Class A	3,539,010
99,776	Nexstar Media Group, Inc.	13,976,622
96,017	Omnicom Group, Inc.	7,192,633
759,457	Sirius XM Holdings, Inc. (b)	3,250,476
137,263	Trade Desk (The), Inc., Class A (a)	9,740,182
		75,958,054
	Passenger Airlines — 3.5%
289,310	Alaska Air Group, Inc. (a)	9,150,875
267,967	American Airlines Group, Inc. (a)	2,987,832
289,944	Delta Air Lines, Inc.	9,060,750
396,278	Southwest Airlines Co.	8,809,260
338,146	United Airlines Holdings, Inc. (a)	11,838,492
		41,847,209
	Personal Care Products — 0.5%
651,925	Coty, Inc., Class A (a)	6,108,537
	Specialty Retail — 17.4%
255,749	Advance Auto Parts, Inc.	13,306,620
118,083	AutoNation, Inc. (a)	15,360,237
2,802	AutoZone, Inc. (a)	6,940,918
211,574	Bath & Body Works, Inc.	6,273,169
154,417	Best Buy Co., Inc.	10,318,144
48,536	CarMax, Inc. (a)	2,965,064
131,725	Dick’s Sporting Goods, Inc.	14,087,989
37,945	Floor & Decor Holdings, Inc., Class A (a)	3,126,668
672,764	Gap (The), Inc.	8,611,379
11,346	Home Depot (The), Inc.	3,230,093
60,551	Lithia Motors, Inc.	14,666,058
16,511	Lowe’s Cos., Inc.	3,146,501
Shares	Description	Value

	Specialty Retail (Continued)
52,319	Murphy USA, Inc.	$18,975,578
7,856	O’Reilly Automotive, Inc. (a)	7,309,537
85,625	Penske Automotive Group, Inc.	12,251,225
3,497,104	Petco Health & Wellness Co., Inc. (a)	12,099,980
63,312	Ross Stores, Inc.	7,342,293
120,694	TJX (The) Cos., Inc.	10,629,520
16,893	Tractor Supply Co.	3,252,916
643,115	Victoria’s Secret & Co. (a)	11,498,896
236,159	Wayfair, Inc., Class A (a)	10,062,735
92,040	Williams-Sonoma, Inc.	13,828,090
		209,283,610
	Textiles, Apparel & Luxury Goods — 10.7%
135,945	Capri Holdings Ltd. (a)	6,957,665
155,147	Carter’s, Inc.	10,419,673
144,762	Columbia Sportswear Co.	10,683,436
38,919	Crocs, Inc. (a)	3,476,245
27,833	Deckers Outdoor Corp. (a)	16,617,971
27,830	Lululemon Athletica, Inc. (a)	10,950,548
140,200	PVH Corp.	10,423,870
92,396	Ralph Lauren Corp.	10,397,322
292,197	Skechers U.S.A., Inc., Class A (a)	14,089,739
621,890	Tapestry, Inc.	17,139,288
2,610,073	Under Armour, Inc., Class A (a)	17,879,000
		129,034,757
	Trading Companies & Distributors — 1.0%
87,507	SiteOne Landscape Supply, Inc. (a)	12,055,839
	Total Common Stocks	1,203,526,843
	(Cost $1,274,168,845)
MONEY MARKET FUNDS — 0.1%
134,645	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (c) (d)	134,645
1,539,945	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (c)	1,539,945
	Total Money Market Funds	1,674,590
	(Cost $1,674,590)

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$3,179,323	BNP Paribas S.A., 5.21% (c), dated 10/31/23, due 11/01/23, with a maturity value of $3,179,783. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $3,254,562. (d)	$3,179,323
	(Cost $3,179,323)

	Total Investments — 100.3%	1,208,380,756
	(Cost $1,279,022,758)
	Net Other Assets and Liabilities — (0.3)%	(3,766,357)
	Net Assets — 100.0%	$1,204,614,399

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $3,216,497 and the total value of the collateral held by the Fund is $3,313,968.

(c)	Rate shown reflects yield as of October 31, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,203,526,843	$ 1,203,526,843	$ —	$ —
Money Market Funds	1,674,590	1,674,590	—	—
Repurchase Agreements	3,179,323	—	3,179,323	—
Total Investments	$1,208,380,756	$1,205,201,433	$3,179,323	$—

*	See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 13.4%
45,016	Boston Beer (The) Co., Inc., Class A (a)	$15,033,093
127,751	Celsius Holdings, Inc. (a)	19,429,650
78,321	Coca-Cola (The) Co.	4,424,353
34,887	Constellation Brands, Inc., Class A	8,168,791
277,757	Keurig Dr Pepper, Inc.	8,424,370
68,951	Molson Coors Beverage Co., Class B	3,983,299
82,798	Monster Beverage Corp. (a)	4,230,978
25,869	PepsiCo, Inc.	4,223,890
		67,918,424
	Chemicals — 1.6%
171,397	Corteva, Inc.	8,251,051
	Consumer Staples Distribution & Retail — 18.0%
770,872	Albertsons Cos., Inc., Class A	16,727,922
80,736	Casey’s General Stores, Inc.	21,952,926
293,924	Kroger (The) Co.	13,335,332
372,444	Performance Food Group Co. (a)	21,512,365
66,381	Sysco Corp.	4,413,673
331,309	US Foods Holding Corp. (a)	12,901,173
		90,843,391
	Food Products — 51.1%
290,667	Archer-Daniels-Midland Co.	20,803,037
202,505	Bunge Ltd.	21,461,480
426,909	Campbell Soup Co.	17,251,393
479,679	Conagra Brands, Inc.	13,124,017
419,949	Darling Ingredients, Inc. (a)	18,599,541
593,010	Flowers Foods, Inc.	13,004,709
266,197	Freshpet, Inc. (a)	15,279,708
205,553	General Mills, Inc.	13,410,278
43,823	Hershey (The) Co.	8,210,239
230,573	Hormel Foods Corp.	7,505,151
222,786	Ingredion, Inc.	20,848,314
78,520	Kellanova	3,962,904
521,322	Kraft Heinz (The) Co.	16,400,790
189,675	Lamb Weston Holdings, Inc.	17,032,815
126,352	Mondelez International, Inc., Class A	8,365,766
576,125	Pilgrim’s Pride Corp. (a)	14,691,188
204,537	Post Holdings, Inc. (a)	16,420,230
260,508	Tyson Foods, Inc., Class A	12,074,546
		258,446,106
	Health Care Providers & Services — 10.7%
97,446	Cencora, Inc.	18,042,127
Shares	Description	Value

	Health Care Providers & Services (Continued)
188,377	CVS Health Corp.	$12,999,897
50,406	McKesson Corp.	22,952,876
		53,994,900
	Household Products — 2.6%
95,695	Church & Dwight Co., Inc.	8,702,503
30,053	Procter & Gamble (The) Co.	4,508,852
		13,211,355
	Tobacco — 2.5%
208,537	Altria Group, Inc.	8,376,931
47,360	Philip Morris International, Inc.	4,222,618
		12,599,549
	Total Common Stocks	505,264,776
	(Cost $534,933,639)
MONEY MARKET FUNDS — 0.1%
749,548	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (b)	749,548
	(Cost $749,548)

	Total Investments — 100.0%	506,014,324
	(Cost $535,683,187)
	Net Other Assets and Liabilities — (0.0)%	(7,828)
	Net Assets — 100.0%	$506,006,496

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 505,264,776	$ 505,264,776	$ —	$ —
Money Market Funds	749,548	749,548	—	—
Total Investments	$506,014,324	$506,014,324	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Electrical Equipment — 1.1%
1,126,440	ChargePoint Holdings, Inc. (a) (b)	$2,861,158
736,629	Plug Power, Inc. (a) (b)	4,338,745
		7,199,903
	Energy Equipment & Services — 8.2%
158,504	Baker Hughes Co.	5,455,708
691,157	Halliburton Co.	27,190,116
535,733	NOV, Inc.	10,693,231
96,025	Schlumberger N.V.	5,344,751
275,246	TechnipFMC PLC	5,923,294
		54,607,100
	Oil, Gas & Consumable Fuels — 89.3%
934,624	Antero Midstream Corp.	11,533,260
1,102,924	Antero Resources Corp. (a)	32,470,083
272,427	APA Corp.	10,820,800
67,464	Cheniere Energy, Inc.	11,227,359
324,615	Chesapeake Energy Corp.	27,942,859
99,607	Chevron Corp.	14,515,728
140,195	ConocoPhillips	16,655,166
1,034,828	Coterra Energy, Inc.	28,457,770
469,467	Devon Energy Corp.	21,863,078
144,586	Diamondback Energy, Inc.	23,180,028
211,579	DT Midstream, Inc.	11,418,919
176,666	EOG Resources, Inc.	22,304,082
689,800	EQT Corp.	29,233,724
142,814	Exxon Mobil Corp.	15,116,862
109,769	Hess Corp.	15,850,644
491,688	HF Sinclair Corp.	27,229,681
1,012,978	Kinder Morgan, Inc.	16,410,244
837,149	Marathon Oil Corp.	22,862,539
147,970	Marathon Petroleum Corp.	22,380,462
341,570	New Fortress Energy, Inc. (b)	10,349,571
258,868	Occidental Petroleum Corp.	16,000,631
176,525	ONEOK, Inc.	11,509,430
588,442	Ovintiv, Inc.	28,245,216
186,382	Phillips 66	21,260,595
73,167	Pioneer Natural Resources Co.	17,486,913
690,953	Range Resources Corp.	24,763,756
4,339,863	Southwestern Energy Co. (a)	30,943,223
195,935	Targa Resources Corp.	16,382,125
3,070	Texas Pacific Land Corp.	5,667,067
158,027	Valero Energy Corp.	20,069,429
332,343	Williams (The) Cos., Inc.	11,432,599
		595,583,843
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 1.3%
46,568	Enphase Energy, Inc. (a)	$3,705,881
34,646	First Solar, Inc. (a)	4,935,323
		8,641,204
	Total Common Stocks	666,032,050
	(Cost $668,789,641)
MONEY MARKET FUNDS — 0.2%
466,712	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (c) (d)	466,712
626,505	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (c)	626,505
	Total Money Market Funds	1,093,217
	(Cost $1,093,217)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.6%
$11,020,286	BNP Paribas S.A., 5.21% (c), dated 10/31/23, due 11/01/23, with a maturity value of $11,021,881. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $11,281,084. (d)	11,020,286
	(Cost $11,020,286)

	Total Investments — 101.7%	678,145,553
	(Cost $680,903,144)
	Net Other Assets and Liabilities — (1.7)%	(11,240,587)
	Net Assets — 100.0%	$666,904,966

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $11,251,724 and the total value of the collateral held by the Fund is $11,486,998.

(c)	Rate shown reflects yield as of October 31, 2023.
(d)	This security serves as collateral for securities on loan.

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 666,032,050	$ 666,032,050	$ —	$ —
Money Market Funds	1,093,217	1,093,217	—	—
Repurchase Agreements	11,020,286	—	11,020,286	—
Total Investments	$678,145,553	$667,125,267	$11,020,286	$—

*	See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 37.2%
253,757	Bank of America Corp.	$6,683,959
327,997	Bank OZK	11,745,573
86,869	BOK Financial Corp.	5,691,657
236,490	Citigroup, Inc.	9,338,990
362,951	Citizens Financial Group, Inc.	8,503,942
114,087	Columbia Banking System, Inc.	2,244,091
292,631	Comerica, Inc.	11,529,661
25,395	Cullen/Frost Bankers, Inc.	2,310,691
184,535	East West Bancorp, Inc.	9,894,767
901,486	F.N.B. Corp.	9,636,885
274,293	Fifth Third Bancorp	6,503,487
8,808	First Citizens BancShares, Inc., Class A	12,161,558
384,923	First Hawaiian, Inc.	6,901,669
1,103,332	First Horizon Corp.	11,860,819
935,285	Huntington Bancshares, Inc.	9,025,500
33,540	JPMorgan Chase & Co.	4,664,072
645,713	KeyCorp	6,599,187
76,926	M&T Bank Corp.	8,673,407
1,072,203	New York Community Bancorp, Inc.	10,164,484
1,341,654	NU Holdings Ltd., Class A (a)	11,001,563
103,638	Pinnacle Financial Partners, Inc.	6,462,866
39,615	PNC Financial Services Group (The), Inc.	4,534,729
192,968	Popular, Inc.	12,550,639
89,105	Prosperity Bancshares, Inc.	4,859,787
403,946	Regions Financial Corp.	5,869,335
349,890	Synovus Financial Corp.	9,121,632
339,988	Truist Financial Corp.	9,642,060
147,112	U.S. Bancorp	4,689,931
241,304	Webster Financial Corp.	9,162,313
119,026	Wells Fargo & Co.	4,733,664
211,597	Western Alliance Bancorp	8,696,637
92,026	Wintrust Financial Corp.	6,873,422
278,787	Zions Bancorp N.A.	8,600,579
		260,933,556
	Capital Markets — 22.3%
93,288	Affiliated Managers Group, Inc.	11,452,035
14,752	Ameriprise Financial, Inc.	4,640,537
67,541	Ares Management Corp., Class A	6,658,867
162,903	Bank of New York Mellon (The) Corp.	6,923,377
938,175	Blue Owl Capital, Inc.	11,567,698
35,273	Evercore, Inc., Class A	4,591,839
5,294	FactSet Research Systems, Inc.	2,286,426
282,659	Franklin Resources, Inc.	6,441,799
15,029	Goldman Sachs Group (The), Inc.	4,562,955
Shares	Description	Value

	Capital Markets (Continued)
21,618	Houlihan Lokey, Inc.	$2,173,041
837,381	Invesco Ltd.	10,860,832
470,902	Janus Henderson Group PLC	10,863,709
132,775	Jefferies Financial Group, Inc.	4,272,699
157,906	KKR & Co., Inc.	8,747,992
40,934	LPL Financial Holdings, Inc.	9,190,502
28,358	Morgan Stanley	2,008,313
9,891	Morningstar, Inc.	2,504,797
70,002	Northern Trust Corp.	4,613,832
23,064	Raymond James Financial, Inc.	2,201,228
80,750	SEI Investments Co.	4,333,045
103,765	State Street Corp.	6,706,332
79,159	Stifel Financial Corp.	4,512,063
92,754	T. Rowe Price Group, Inc.	8,394,237
28,881	Tradeweb Markets, Inc., Class A	2,599,579
402,307	Virtu Financial, Inc., Class A	7,438,656
301,424	XP, Inc., Class A	6,028,480
		156,574,870
	Consumer Finance — 4.4%
455,722	Ally Financial, Inc.	11,023,915
112,285	Discover Financial Services	9,216,353
242,632	OneMain Holdings, Inc.	8,717,768
170,042	SLM Corp.	2,210,546
		31,168,582
	Financial Services — 5.9%
135,460	Apollo Global Management, Inc.	10,490,022
34,713	Berkshire Hathaway, Inc., Class B (a)	11,848,588
246,250	Corebridge Financial, Inc.	4,925,000
81,578	Equitable Holdings, Inc.	2,167,528
728,502	MGIC Investment Corp.	12,267,974
		41,699,112
	Insurance — 26.7%
63,371	Aflac, Inc.	4,949,909
20,743	American Financial Group, Inc.	2,268,455
160,509	American International Group, Inc.	9,840,807
152,538	Arch Capital Group Ltd. (a)	13,221,994
21,338	Arthur J. Gallagher & Co.	5,024,886
114,802	Assured Guaranty Ltd.	7,163,645
41,084	Axis Capital Holdings Ltd.	2,345,896
47,322	Brighthouse Financial, Inc. (a)	2,143,687
69,642	Brown & Brown, Inc.	4,834,548
11,122	Chubb Ltd.	2,387,004
67,924	Cincinnati Financial Corp.	6,769,985
32,716	Everest Group Ltd.	12,943,104
40,995	First American Financial Corp.	2,108,783
68,585	Hartford Financial Services Group (The), Inc.	5,037,568
29,357	Kinsale Capital Group, Inc.	9,802,596
109,742	Loews Corp.	7,024,585

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
4,720	Markel Group, Inc. (a)	$6,940,854
12,173	Marsh & McLennan Cos., Inc.	2,308,609
257,899	Old Republic International Corp.	7,061,275
25,065	Primerica, Inc.	4,791,425
32,133	Principal Financial Group, Inc.	2,174,761
49,873	Progressive (The) Corp.	7,884,423
15,952	Reinsurance Group of America, Inc.	2,384,345
61,435	RenaissanceRe Holdings Ltd.	13,490,512
71,584	RLI Corp.	9,537,852
200,971	Ryan Specialty Holdings, Inc. (a)	8,681,947
14,178	Travelers (The) Cos., Inc.	2,373,964
247,180	Unum Group	12,087,102
36,477	W.R. Berkley Corp.	2,459,279
3,255	White Mountains Insurance Group Ltd.	4,657,091
11,080	Willis Towers Watson PLC	2,613,661
		187,314,552
	Mortgage REITs — 2.4%
1,308,801	Rithm Capital Corp.	12,211,113
251,342	Starwood Property Trust, Inc.	4,461,321
		16,672,434
	Professional Services — 1.0%
38,804	Broadridge Financial Solutions, Inc.	6,621,514
	Total Common Stocks	700,984,620
	(Cost $806,856,040)
MONEY MARKET FUNDS — 0.1%
924,976	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (b)	924,976
	(Cost $924,976)

	Total Investments — 100.0%	701,909,596
	(Cost $807,781,016)
	Net Other Assets and Liabilities — (0.0)%	(48,571)
	Net Assets — 100.0%	$701,861,025

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 700,984,620	$ 700,984,620	$ —	$ —
Money Market Funds	924,976	924,976	—	—
Total Investments	$701,909,596	$701,909,596	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 23.2%
33,524	AbbVie, Inc.	$4,732,918
28,214	Alnylam Pharmaceuticals, Inc. (a)	4,282,885
55,778	Amgen, Inc.	14,262,435
97,211	Biogen, Inc. (a)	23,091,501
112,946	BioMarin Pharmaceutical, Inc. (a)	9,199,452
219,734	Exact Sciences Corp. (a)	13,533,417
1,143,408	Exelixis, Inc. (a)	23,542,771
266,702	Gilead Sciences, Inc.	20,946,775
172,985	Incyte Corp. (a)	9,329,081
220,310	Ionis Pharmaceuticals, Inc. (a)	9,753,124
96,748	Moderna, Inc. (a)	7,348,978
112,920	Natera, Inc. (a)	4,456,952
177,660	Neurocrine Biosciences, Inc. (a)	19,709,600
24,285	Regeneron Pharmaceuticals, Inc. (a)	18,939,629
2,138,997	Roivant Sciences Ltd. (a)	18,480,934
82,443	Sarepta Therapeutics, Inc. (a)	5,549,238
117,761	Seagen, Inc. (a)	25,060,719
110,610	United Therapeutics Corp. (a)	24,650,545
43,111	Vertex Pharmaceuticals, Inc. (a)	15,610,924
		272,481,878
	Health Care Equipment & Supplies — 15.5%
103,187	Abbott Laboratories	9,756,331
19,325	Becton, Dickinson & Co.	4,884,974
15,710	Cooper (The) Cos., Inc.	4,897,593
94,759	Enovis Corp. (a)	4,349,438
716,886	Envista Holdings Corp. (a)	16,681,937
402,556	Globus Medical, Inc., Class A (a)	18,400,835
143,997	Hologic, Inc. (a)	9,528,281
83,972	ICU Medical, Inc. (a)	8,234,294
523,350	Integra LifeSciences Holdings Corp. (a)	18,819,666
51,285	Intuitive Surgical, Inc. (a)	13,447,953
191,295	Medtronic PLC	13,497,775
273,639	QuidelOrtho Corp. (a)	16,713,870
36,571	Stryker Corp.	9,882,216
101,760	Teleflex, Inc.	18,800,160
133,576	Zimmer Biomet Holdings, Inc.	13,946,670
		181,841,993
	Health Care Providers & Services — 31.6%
213,202	Acadia Healthcare Co., Inc. (a)	15,672,479
562,688	agilon health, Inc. (a)	10,128,384
287,763	Cardinal Health, Inc.	26,186,433
362,714	Centene Corp. (a)	25,020,012
9,615	Chemed Corp.	5,409,880
Shares	Description	Value

	Health Care Providers & Services (Continued)
87,335	Cigna Group (The)	$27,003,982
211,436	DaVita, Inc. (a)	16,329,202
45,904	Elevance Health, Inc.	20,660,931
372,002	Encompass Health Corp.	23,272,445
60,943	HCA Healthcare, Inc.	13,781,650
201,890	Henry Schein, Inc. (a)	13,118,812
51,353	Humana, Inc.	26,893,053
99,411	Laboratory Corp. of America Holdings	19,855,359
76,196	Molina Healthcare, Inc. (a)	25,369,458
1,162,021	Premier, Inc., Class A	22,334,044
164,016	Quest Diagnostics, Inc.	21,338,482
227,505	Tenet Healthcare Corp. (a)	12,217,018
39,642	UnitedHealth Group, Inc.	21,230,669
198,709	Universal Health Services, Inc., Class B	25,015,476
		370,837,769
	Health Care Technology — 2.4%
343,651	Certara, Inc. (a)	4,189,106
470,945	Doximity, Inc., Class A (a)	9,621,406
73,683	Veeva Systems, Inc., Class A (a)	14,199,451
		28,009,963
	Life Sciences Tools & Services — 13.1%
89,371	Agilent Technologies, Inc.	9,238,280
237,037	Avantor, Inc. (a)	4,131,555
99,558	Azenta, Inc. (a)	4,524,911
146,810	Bio-Techne Corp.	8,020,230
101,982	Charles River Laboratories International, Inc. (a)	17,169,690
45,446	Danaher Corp.	8,726,541
81,168	ICON PLC (a)	19,801,745
25,396	IQVIA Holdings, Inc. (a)	4,592,359
1,499,009	Maravai LifeSciences Holdings, Inc., Class A (a)	10,283,202
103,185	Medpace Holdings, Inc. (a)	25,039,904
370,127	QIAGEN N.V. (a)	13,853,854
31,426	Repligen Corp. (a)	4,228,683
90,271	Revvity, Inc.	7,478,952
9,872	Thermo Fisher Scientific, Inc.	4,390,769
39,953	West Pharmaceutical Services, Inc.	12,716,640
		154,197,315
	Pharmaceuticals — 14.2%
430,454	Bristol-Myers Squibb Co.	22,181,295
109,743	Catalent, Inc. (a)	3,774,062
1,778,183	Elanco Animal Health, Inc. (a)	15,665,792
37,208	Eli Lilly & Co.	20,610,628
77,206	Jazz Pharmaceuticals PLC (a)	9,806,706

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
32,080	Johnson & Johnson	$4,758,747
48,538	Merck & Co., Inc.	4,984,853
863,485	Organon & Co.	12,770,943
469,177	Perrigo Co. PLC	12,968,052
753,197	Pfizer, Inc.	23,017,700
184,107	Royalty Pharma PLC, Class A	4,946,955
2,533,826	Viatris, Inc.	22,551,051
57,438	Zoetis, Inc.	9,017,766
		167,054,550
	Total Common Stocks	1,174,423,468
	(Cost $1,260,585,634)
MONEY MARKET FUNDS — 0.1%
711,599	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (b)	711,599
	(Cost $711,599)

	Total Investments — 100.1%	1,175,135,067
	(Cost $1,261,297,233)
	Net Other Assets and Liabilities — (0.1)%	(659,685)
	Net Assets — 100.0%	$1,174,475,382

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,174,423,468	$ 1,174,423,468	$ —	$ —
Money Market Funds	711,599	711,599	—	—
Total Investments	$1,175,135,067	$1,175,135,067	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 8.8%
39,310	Axon Enterprise, Inc. (a)	$8,038,502
63,563	Boeing (The) Co. (a)	11,874,840
270,797	BWX Technologies, Inc.	20,114,801
19,995	Curtiss-Wright Corp.	3,975,206
35,398	General Dynamics Corp.	8,541,891
76,449	Huntington Ingalls Industries, Inc.	16,805,019
27,681	Northrop Grumman Corp.	13,049,654
217,341	RTX Corp.	17,689,384
200,177	Textron, Inc.	15,213,452
18,543	TransDigm Group, Inc. (a)	15,355,273
		130,658,022
	Air Freight & Logistics — 2.7%
45,410	C.H. Robinson Worldwide, Inc.	3,715,900
68,221	Expeditors International of Washington, Inc.	7,453,144
59,045	FedEx Corp.	14,176,705
66,672	GXO Logistics, Inc. (a)	3,367,603
78,151	United Parcel Service, Inc., Class B	11,038,829
		39,752,181
	Building Products — 7.2%
34,361	Advanced Drainage Systems, Inc.	3,670,786
75,060	Allegion PLC	7,382,901
169,198	Armstrong World Industries, Inc.	12,840,436
163,094	Builders FirstSource, Inc. (a)	17,698,961
30,159	Carlisle Cos., Inc.	7,663,100
125,823	Fortune Brands Innovations, Inc.	7,020,923
228,943	Johnson Controls International PLC	11,222,786
73,153	Masco Corp.	3,810,540
148,845	Owens Corning	16,874,558
100,052	Trane Technologies PLC	19,040,896
		107,225,887
	Chemicals — 2.5%
104,855	DuPont de Nemours, Inc.	7,641,832
30,117	PPG Industries, Inc.	3,697,464
164,985	RPM International, Inc.	15,058,181
47,756	Sherwin-Williams (The) Co.	11,375,957
		37,773,434
	Commercial Services & Supplies — 2.2%
16,257	Cintas Corp.	8,244,250
77,279	MSA Safety, Inc.	12,200,809
80,140	Tetra Tech, Inc.	12,093,927
		32,538,986
Shares	Description	Value

	Construction & Engineering — 5.0%
96,508	EMCOR Group, Inc.	$19,943,378
54,323	MasTec, Inc. (a)	3,228,959
1,036,952	MDU Resources Group, Inc.	19,297,677
108,534	Quanta Services, Inc.	18,138,202
50,716	Valmont Industries, Inc.	9,986,488
94,011	WillScot Mobile Mini Holdings Corp. (a)	3,704,973
		74,299,677
	Construction Materials — 2.0%
93,942	Eagle Materials, Inc.	14,458,613
9,533	Martin Marietta Materials, Inc.	3,898,425
60,313	Vulcan Materials Co.	11,850,902
		30,207,940
	Consumer Finance — 2.6%
26,200	American Express Co.	3,825,986
161,170	Capital One Financial Corp.	16,324,909
664,175	Synchrony Financial	18,630,109
		38,781,004
	Containers & Packaging — 6.9%
1,329,919	Amcor PLC	11,822,980
78,541	Ball Corp.	3,781,749
327,957	Berry Global Group, Inc.	18,037,635
911,287	Graphic Packaging Holding Co.	19,601,783
101,861	Packaging Corp. of America	15,589,826
118,999	Sealed Air Corp.	3,663,979
282,579	Silgan Holdings, Inc.	11,320,115
373,570	Sonoco Products Co.	19,354,662
		103,172,729
	Diversified Consumer Services — 0.8%
2,030,352	ADT, Inc.	11,491,792
	Electrical Equipment — 4.9%
91,832	Acuity Brands, Inc.	14,874,029
26,465	AMETEK, Inc.	3,725,478
80,983	Emerson Electric Co.	7,205,057
49,896	Hubbell, Inc.	13,476,910
229,900	nVent Electric PLC	11,065,087
54,744	Regal Rexnord Corp.	6,482,237
13,674	Rockwell Automation, Inc.	3,593,664
413,561	Sensata Technologies Holding PLC	13,184,325
		73,606,787
	Electronic Equipment, Instruments & Components — 3.3%
59,115	Keysight Technologies, Inc. (a)	7,214,986
63,237	Littelfuse, Inc.	13,701,561

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
19,134	Teledyne Technologies, Inc. (a)	$7,167,405
505,864	Vontier Corp.	14,953,340
33,064	Zebra Technologies Corp., Class A (a)	6,924,593
		49,961,885
	Financial Services — 6.3%
153,455	Euronet Worldwide, Inc. (a)	11,791,482
69,225	Fiserv, Inc. (a)	7,874,344
61,261	FleetCor Technologies, Inc. (a)	13,794,139
105,564	Global Payments, Inc.	11,213,008
25,871	Jack Henry & Associates, Inc.	3,647,552
19,750	Mastercard, Inc., Class A	7,432,912
133,772	PayPal Holdings, Inc. (a)	6,929,390
70,625	Shift4 Payments, Inc., Class A (a)	3,144,225
16,997	Visa, Inc., Class A	3,995,995
924,300	Western Union (The) Co.	10,435,347
83,156	WEX, Inc. (a)	13,843,811
		94,102,205
	Ground Transportation — 8.6%
396,167	CSX Corp.	11,825,585
64,627	J.B. Hunt Transport Services, Inc.	11,107,443
404,851	Knight-Swift Transportation Holdings, Inc.	19,793,165
44,205	Landstar System, Inc.	7,284,100
39,715	Norfolk Southern Corp.	7,577,225
29,776	Old Dominion Freight Line, Inc.	11,215,428
189,831	Ryder System, Inc.	18,516,116
50,941	Saia, Inc. (a)	18,261,839
733,239	Schneider National, Inc., Class B	18,572,944
19,200	Union Pacific Corp.	3,986,112
		128,139,957
	Household Durables — 1.5%
45,562	Mohawk Industries, Inc. (a)	3,662,273
80,709	TopBuild Corp. (a)	18,462,991
		22,125,264
	Industrial Conglomerates — 0.5%
70,753	General Electric Co.	7,685,898
	IT Services — 0.5%
25,471	Accenture PLC, Class A	7,567,179
	Leisure Products — 1.2%
257,018	Brunswick Corp.	17,855,041
	Machinery — 16.7%
171,646	AGCO Corp.	19,680,930
Shares	Description	Value

	Machinery (Continued)
343,776	Allison Transmission Holdings, Inc.	$17,333,186
74,372	Caterpillar, Inc.	16,811,791
1,677,987	CNH Industrial N.V.	18,424,297
68,470	Cummins, Inc.	14,810,061
41,453	Deere & Co.	15,145,268
131,130	Donaldson Co., Inc.	7,560,956
56,051	Dover Corp.	7,283,827
111,376	Esab Corp.	7,050,101
98,334	Flowserve Corp.	3,610,825
1,748,795	Gates Industrial Corp. PLC (a)	19,096,841
53,664	Graco, Inc.	3,989,918
18,801	IDEX Corp.	3,598,699
124,417	ITT, Inc.	11,614,327
67,002	Lincoln Electric Holdings, Inc.	11,711,950
122,192	Middleby (The) Corp. (a)	13,791,811
17,517	Nordson Corp.	3,723,939
127,647	Oshkosh Corp.	11,198,471
183,969	PACCAR, Inc.	15,182,962
60,381	Pentair PLC	3,509,344
61,331	Snap-on, Inc.	15,819,718
73,581	Westinghouse Air Brake Technologies Corp.	7,801,058
		248,750,280
	Marine Transportation — 0.7%
147,127	Kirby Corp. (a)	10,990,387
	Paper & Forest Products — 0.2%
70,759	Louisiana-Pacific Corp.	3,628,522
	Professional Services — 5.3%
32,507	Automatic Data Processing, Inc.	7,093,678
143,138	Booz Allen Hamilton Holding Corp.	17,166,540
21,912	FTI Consulting, Inc. (a)	4,651,041
336,516	Genpact Ltd.	11,286,747
28,647	Jacobs Solutions, Inc.	3,818,645
213,333	ManpowerGroup, Inc.	14,926,910
166,234	Robert Half, Inc.	12,429,316
33,106	Verisk Analytics, Inc.	7,526,980
		78,899,857
	Software — 1.0%
18,001	Fair Isaac Corp. (a)	15,226,506
	Trading Companies & Distributors — 8.5%
515,188	Air Lease Corp.	17,840,960
542,156	Core & Main, Inc., Class A (a)	16,308,052
123,449	Ferguson PLC	18,542,040
159,366	MSC Industrial Direct Co., Inc., Class A	15,099,929
45,667	United Rentals, Inc.	18,553,132

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
11,295	W.W. Grainger, Inc.	$8,243,430
41,414	Watsco, Inc.	14,448,930
141,179	WESCO International, Inc.	18,099,148
		127,135,621
	Total Common Stocks	1,491,577,041
	(Cost $1,485,500,885)
MONEY MARKET FUNDS — 0.1%
1,270,831	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (b)	1,270,831
	(Cost $1,270,831)

	Total Investments — 100.0%	1,492,847,872
	(Cost $1,486,771,716)
	Net Other Assets and Liabilities — (0.0)%	(609,439)
	Net Assets — 100.0%	$1,492,238,433

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,491,577,041	$ 1,491,577,041	$ —	$ —
Money Market Funds	1,270,831	1,270,831	—	—
Total Investments	$1,492,847,872	$1,492,847,872	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.8%
61,845	Hexcel Corp.	$3,829,442
	Chemicals — 50.2%
28,428	Air Products and Chemicals, Inc.	8,029,204
135,379	Albemarle Corp.	17,163,350
197,285	Ashland, Inc.	15,117,950
96,286	Celanese Corp.	11,025,710
268,485	CF Industries Holdings, Inc.	21,419,733
143,617	Chemours (The) Co.	3,462,606
234,397	Dow, Inc.	11,330,751
210,035	Eastman Chemical Co.	15,695,915
47,561	Ecolab, Inc.	7,977,882
410,865	Element Solutions, Inc.	7,490,069
180,464	FMC Corp.	9,600,685
495,310	Huntsman Corp.	11,555,582
59,097	International Flavors & Fragrances, Inc.	4,039,280
21,641	Linde PLC	8,270,325
127,620	LyondellBasell Industries N.V., Class A	11,516,429
646,632	Mosaic (The) Co.	21,002,607
26,556	NewMarket Corp.	12,803,975
322,411	Olin Corp.	13,773,398
77,954	Scotts Miracle-Gro (The) Co.	3,464,276
129,252	Westlake Corp.	14,910,511
		229,650,238
	Containers & Packaging — 6.5%
44,109	Avery Dennison Corp.	7,678,054
648,999	International Paper Co.	21,890,736
		29,568,790
	Machinery — 4.1%
17,209	RBC Bearings, Inc. (a)	3,783,227
219,269	Timken (The) Co.	15,155,873
		18,939,100
	Metals & Mining — 35.7%
138,628	Alcoa Corp.	3,554,422
1,030,970	Cleveland-Cliffs, Inc. (a)	17,299,677
216,065	Freeport-McMoRan, Inc.	7,298,676
632,747	MP Materials Corp. (a)	10,377,051
109,023	Newmont Corp.	4,085,092
147,236	Nucor Corp.	21,760,008
61,447	Reliance Steel & Aluminum Co.	15,630,888
113,660	Royal Gold, Inc.	11,858,148
107,016	Southern Copper Corp.	7,587,434
1,212,491	SSR Mining, Inc.	16,829,375
214,701	Steel Dynamics, Inc.	22,867,803
708,747	United States Steel Corp.	24,019,436
		163,168,010
Shares	Description	Value

	Specialty Retail — 0.8%
124,951	Valvoline, Inc.	$3,707,296
	Trading Companies & Distributors — 1.9%
147,455	Fastenal Co.	8,602,525
	Total Common Stocks	457,465,401
	(Cost $554,498,066)
MONEY MARKET FUNDS — 0.0%
306,630	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (b)	306,630
	(Cost $306,630)

	Total Investments — 100.0%	457,772,031
	(Cost $554,804,696)
	Net Other Assets and Liabilities — (0.0)%	(179,904)
	Net Assets — 100.0%	$457,592,127

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 457,465,401	$ 457,465,401	$ —	$ —
Money Market Funds	306,630	306,630	—	—
Total Investments	$457,772,031	$457,772,031	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Communications Equipment — 0.3%
23,904	F5, Inc. (a)	$3,623,607
	Electrical Equipment — 1.9%
517,716	Vertiv Holdings Co.	20,330,707
	Electronic Equipment, Instruments & Components — 9.6%
45,860	Amphenol Corp., Class A	3,694,023
153,777	Arrow Electronics, Inc. (a)	17,439,849
399,648	Avnet, Inc.	18,515,692
76,364	CDW Corp.	15,303,346
236,018	Coherent Corp. (a)	6,986,133
252,826	Corning, Inc.	6,765,624
37,934	IPG Photonics Corp. (a)	3,258,531
151,777	Jabil, Inc.	18,638,215
154,288	TD SYNNEX Corp.	14,145,124
		104,746,537
	Financial Services — 0.6%
411,298	Toast, Inc., Class A (a)	6,576,655
	Hotels, Restaurants & Leisure — 1.7%
242,344	DoorDash, Inc., Class A (a)	18,163,683
	Interactive Media & Services — 4.7%
117,738	Alphabet, Inc., Class A (a)	14,608,931
382,200	IAC, Inc. (a)	16,262,610
51,321	Meta Platforms, Inc., Class A (a)	15,461,478
142,501	Pinterest, Inc., Class A (a)	4,257,930
		50,590,949
	IT Services — 9.2%
36,154	Akamai Technologies, Inc. (a)	3,735,793
182,356	Amdocs Ltd.	14,617,657
61,101	Cloudflare, Inc., Class A (a)	3,463,816
284,308	Cognizant Technology Solutions Corp., Class A	18,329,337
554,749	DXC Technology Co. (a)	11,189,287
22,420	Gartner, Inc. (a)	7,444,337
77,873	Globant S.A. (a)	13,260,993
51,716	GoDaddy, Inc., Class A (a)	3,787,163
33,411	MongoDB, Inc. (a)	11,513,096
189,023	Okta, Inc. (a)	12,742,040
		100,083,519
	Professional Services — 9.1%
36,809	CACI International, Inc., Class A (a)	11,954,091
113,539	Ceridian HCM Holding, Inc. (a)	7,267,631
240,408	Concentrix Corp.	18,321,494
1,156,700	Dun & Bradstreet Holdings, Inc.	10,132,692
130,703	KBR, Inc.	7,600,380
Shares	Description	Value

	Professional Services (Continued)
125,384	Leidos Holdings, Inc.	$12,428,062
182,481	Science Applications International Corp.	19,934,224
219,936	SS&C Technologies Holdings, Inc.	11,051,784
		98,690,358
	Semiconductors & Semiconductor Equipment — 17.2%
37,462	Advanced Micro Devices, Inc. (a)	3,690,007
65,997	Analog Devices, Inc.	10,383,308
83,463	Applied Materials, Inc.	11,046,328
18,550	Broadcom, Inc.	15,607,413
104,159	Cirrus Logic, Inc. (a)	6,971,362
82,032	Entegris, Inc.	7,222,097
264,775	GLOBALFOUNDRIES, Inc. (a) (b)	13,138,136
108,349	Intel Corp.	3,954,739
25,194	KLA Corp.	11,833,622
18,437	Lam Research Corp.	10,845,012
44,825	Lattice Semiconductor Corp. (a)	2,492,718
148,052	Microchip Technology, Inc.	10,554,627
56,619	Micron Technology, Inc.	3,786,113
44,275	NVIDIA Corp.	18,055,345
124,319	ON Semiconductor Corp. (a)	7,787,342
138,729	QUALCOMM, Inc.	15,120,074
195,345	Skyworks Solutions, Inc.	16,944,225
38,342	Teradyne, Inc.	3,192,738
48,447	Texas Instruments, Inc.	6,879,958
49,071	Universal Display Corp.	6,829,702
		186,334,866
	Software — 41.7%
37,770	Adobe, Inc. (a)	20,095,906
481,958	AppLovin Corp., Class A (a)	17,562,549
57,344	Atlassian Corp., Class A (a)	10,358,620
18,616	Autodesk, Inc. (a)	3,679,080
153,581	Bentley Systems, Inc., Class B	7,470,180
49,319	Cadence Design Systems, Inc. (a)	11,829,162
260,169	Confluent, Inc., Class A (a)	7,521,486
92,050	Crowdstrike Holdings, Inc., Class A (a)	16,271,678
84,572	Datadog, Inc., Class A (a)	6,890,081
48,597	Dolby Laboratories, Inc., Class A	3,933,441
565,819	Dropbox, Inc., Class A (a)	14,881,040
164,854	Dynatrace, Inc. (a)	7,370,622
237,064	Elastic N.V. (a)	17,789,283
871,450	Gen Digital, Inc.	14,518,357

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
85,179	Gitlab, Inc., Class A (a)	$3,686,547
31,284	HubSpot, Inc. (a)	13,257,221
30,155	Intuit, Inc.	14,925,217
77,948	Manhattan Associates, Inc. (a)	15,198,301
12,199	Microsoft Corp.	4,124,604
363,378	nCino, Inc. (a)	10,210,922
465,686	NCR Voyix Corp. (a)	7,120,339
224,936	New Relic, Inc. (a)	19,495,203
552,151	Nutanix, Inc., Class A (a)	19,982,345
109,096	Oracle Corp.	11,280,526
1,203,691	Palantir Technologies, Inc., Class A (a)	17,814,627
49,289	Palo Alto Networks, Inc. (a)	11,978,213
176,905	Procore Technologies, Inc. (a)	10,807,126
54,373	PTC, Inc. (a)	7,635,057
129,997	RingCentral, Inc., Class A (a)	3,455,320
37,990	Salesforce, Inc. (a)	7,629,532
228,459	SentinelOne, Inc., Class A (a)	3,570,814
27,564	ServiceNow, Inc. (a)	16,038,113
190,401	Smartsheet, Inc., Class A (a)	7,528,455
131,686	Splunk, Inc. (a)	19,378,912
33,569	Synopsys, Inc. (a)	15,758,631
85,558	Teradata Corp. (a)	3,655,038
450,241	UiPath, Inc., Class A (a)	6,992,243
115,684	VMware, Inc., Class A (a) (b)	16,849,375
53,784	Workday, Inc., Class A (a)	11,386,611
74,268	Zscaler, Inc. (a)	11,785,589
		451,716,366
	Technology Hardware, Storage & Peripherals — 4.0%
1,108,753	Hewlett Packard Enterprise Co.	17,052,621
149,876	HP, Inc.	3,946,235
101,524	NetApp, Inc.	7,388,917
432,545	Pure Storage, Inc., Class A (a)	14,624,347
		43,012,120
	Total Common Stocks	1,083,869,367
	(Cost $1,006,756,720)
MONEY MARKET FUNDS — 0.1%
1,176,921	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (c) (d)	1,176,921
	(Cost $1,176,921)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.6%
$27,790,173	BNP Paribas S.A., 5.21% (c), dated 10/31/23, due 11/01/23, with a maturity value of $27,794,195. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $28,447,834. (d)	$27,790,173
	(Cost $27,790,173)

	Total Investments — 102.7%	1,112,836,461
	(Cost $1,035,723,814)
	Net Other Assets and Liabilities — (2.7)%	(28,944,175)
	Net Assets — 100.0%	$1,083,892,286

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $28,196,920 and the total value of the collateral held by the Fund is $28,967,094.

(c)	Rate shown reflects yield as of October 31, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,083,869,367	$ 1,083,869,367	$ —	$ —
Money Market Funds	1,176,921	1,176,921	—	—
Repurchase Agreements	27,790,173	—	27,790,173	—
Total Investments	$1,112,836,461	$1,085,046,288	$27,790,173	$—

*	See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Commercial Services & Supplies — 2.6%
11,212	Clean Harbors, Inc. (a)	$1,722,948
13,169	Republic Services, Inc.	1,955,465
12,310	Waste Management, Inc.	2,022,902
		5,701,315
	Electric Utilities — 49.0%
77,470	Alliant Energy Corp.	3,779,761
49,901	American Electric Power Co., Inc.	3,769,522
311,030	Avangrid, Inc.	9,290,466
63,791	Duke Energy Corp.	5,670,382
59,307	Edison International	3,739,899
81,157	Entergy Corp.	7,757,798
185,085	Evergy, Inc.	9,095,077
96,825	Eversource Energy	5,208,217
198,650	Exelon Corp.	7,735,431
54,909	FirstEnergy Corp.	1,954,760
762,288	Hawaiian Electric Industries, Inc. (b)	9,894,498
40,079	IDACORP, Inc.	3,795,882
65,517	NextEra Energy, Inc.	3,819,641
225,234	OGE Energy Corp.	7,703,003
465,406	PG&E Corp. (a)	7,586,118
76,416	Pinnacle West Capital Corp.	5,668,539
238,975	PPL Corp.	5,871,616
29,000	Southern (The) Co.	1,951,700
98,398	Xcel Energy, Inc.	5,832,049
		110,124,359
	Electrical Equipment — 3.2%
747,117	Sunrun, Inc. (a)	7,209,679
	Gas Utilities — 6.7%
53,152	Atmos Energy Corp.	5,722,344
180,769	National Fuel Gas Co.	9,210,181
		14,932,525
	Independent Power and Renewable Electricity Producers — 10.7%
313,575	Brookfield Renewable Corp., Class A	7,136,967
354,776	Clearway Energy, Inc., Class C	7,702,187
282,813	Vistra Corp.	9,253,641
		24,092,795
	Multi-Utilities — 25.3%
50,158	Ameren Corp.	3,797,462
139,794	CenterPoint Energy, Inc.	3,757,663
35,336	CMS Energy Corp.	1,920,158
109,714	Consolidated Edison, Inc.	9,631,792
168,054	Dominion Energy, Inc.	6,775,937
56,711	DTE Energy Co.	5,465,806
Shares	Description	Value

	Multi-Utilities (Continued)
304,173	NiSource, Inc.	$7,652,993
164,887	Public Service Enterprise Group, Inc.	10,165,284
82,761	Sempra	5,795,753
23,298	WEC Energy Group, Inc.	1,896,224
		56,859,072
	Water Utilities — 2.4%
15,158	American Water Works Co., Inc.	1,783,339
109,335	Essential Utilities, Inc.	3,658,349
		5,441,688
	Total Common Stocks	224,361,433
	(Cost $261,544,012)
MONEY MARKET FUNDS — 0.3%
378,003	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (c) (d)	378,003
241,811	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (c)	241,811
	Total Money Market Funds	619,814
	(Cost $619,814)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.9%
$8,925,647	BNP Paribas S.A., 5.21% (c), dated 10/31/23, due 11/01/23, with a maturity value of $8,926,939. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $9,136,875. (d)	8,925,647
	(Cost $8,925,647)

	Total Investments — 104.1%	233,906,894
	(Cost $271,089,473)
	Net Other Assets and Liabilities — (4.1)%	(9,293,857)
	Net Assets — 100.0%	$224,613,037

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $9,237,931 and the total value of the collateral held by the Fund is $9,303,650.

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
(c)	Rate shown reflects yield as of October 31, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 224,361,433	$ 224,361,433	$ —	$ —
Money Market Funds	619,814	619,814	—	—
Repurchase Agreements	8,925,647	—	8,925,647	—
Total Investments	$233,906,894	$224,981,247	$8,925,647	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
October 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the Indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
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